Risk management (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of expected credit losses on financial assets recognized in profit or loss
	2021	2020	2019
	Figures in Rand thousands
Expected credit loss provision on trade receivables arising from contracts with customers	80,842	54,872	45,171

Schedule of provides information about the expected credit loss rate for trade receivables by ageing category
	Expected credit loss rate	Gross carrying amount	Impairment loss allowance
	Figures in Rand thousands
Since invoicing	7%	152,635	10,190
1 month since invoicing date	14%	33,622	4,646
2 months since invoicing date	20%	21,949	4,416
3 months since invoicing date	56%	146,001	81,814
Total	29%	354,207	101,066
	Expected credit loss rate	Gross carrying amount	Impairment loss allowance
	Figures in Rand thousands
Since invoicing	4%	113,385	4,908
1 month since invoicing date	11%	31,875	3,587
2 months since invoicing date	17%	20,670	3,487
3 months since invoicing date	39%	102,819	39,675
Total	19%	268,749	51,657

Schedule of contractual undiscounted cash flows and contractual interest payments
	Less than 1 year	2 years	3 years	4 years	>5 years	Total
	Figures in Rand thousands
At February 28, 2021
Term loans	5,626	5,626	5,157	–	–	16,409
Lease obligations	40,275	28,426	16,168	5,749	12,751	103,369
Trade and other payables	235,510	–	–	–	–	235,510
Loans from related parties	893,338	–	–	–	–	893,338
At February 29, 2020
Term loans	5,583	5,583	5,583	4,810	3,618	25,177
Lease obligations	49,532	27,403	13,025	6,378	12,636	108,974
Trade and other payables	148,812	–	–	–	–	148,812
Loans from related parties	8,362	–	–	–	–	8,362

Schedule of currency risk
	USD	EURO	MZN	SGD	PLN	ZAR
	In thousands of
At February 28, 2021
Trade and other receivables	38,421	1,244	-	760	-	160,277
Loan from intercompany	120,133	81,045	-	-	-	-
Loan to intercompany	(120,005)	(426)	-	(7,972)	-	(3,095)
Cash and cash equivalents	5,724	104	-	77	-	(21)
Trade and other payables	(27,242)	(3,939)	(15)	(26,021)	-	(5)
	17,031	78,028	(15)	(33,156)	-	157,156
	USD	EURO	MZN	SGD	PLN	ZAR
	In thousands of
At February 29, 2020
Trade and other receivables	95	-	-	-	-	114
Trade and other payables	81,341	1,241	(7,924)	(717)	(192)	81,461
	81,436	1,241	(7,924)	(717)	(192)	81,575

Schedule of a factor change of 10% has been applied to the exchange rates
	Strengthening of ZAR	Weakening of ZAR
	Figures in Rand thousands

February 28, 2021
USD	(1,703)	1,703
EUR	(7,803)	7,803
MZN	2	(2)
SGD	3,316	(3,316)
PLN	-	-
	(6,188)	6,188
February 29, 2020
USD	(8,144)	8,144
EUR	(124)	124
MZN	792	(792)
SGD	72	(72)
PLN	19	(19)
	(7,385)	7,385

Schedule of a factor of 1% has been applied to the interest rates
Figures in Rand thousands
February 28, 2021
Effect on profit before tax (1% increase)	(159)
Effect on profit before tax (1% decrease)	159
February 29, 2020
Effect on profit before tax (1% increase)	(1,951)
Effect on profit before tax (1% decrease)	1,951